PRINCIPAL ACCOUNTING POLICIES - Treasury stock (Details) - American Depositary Shares - USD ($) shares in Millions, $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Equity, Class of Treasury Stock [Line Items]
Treasury stock	$ 300	$ 224
Total gross consideration	6.0	6.8